Long term debt	3 Months Ended	12 Months Ended
	Mar. 29, 2014	Dec. 28, 2013
Long term debt [Text Block]

5.             Long Term Debt Long term debt:

	March 29, 2014	December 28, 2013
Convertible debentures
Balance, beginning	$16,674,686	$10,051,262
Convertible debentures issued	-	8,307,249
Discount on debentures	-	(754,829)
Amendment of debentures – conversion price	-	(79,931)
Accretion expense	60,147	94,030
Effect of foreign exchange	(565,819)	(943,095)
Balance, ending	16,169,014	16,674,686

IKEA Loan
Balance, beginning	-	-
Loan issued	2,197,153	-
Effect of foreign exchange	(4,739)	-
Balance, ending	2,192,414	-
Long term debt – long term	18,361,428	16,674,686
Less: current portion	60,467	-
	$18,300,961	$16,674,686

Deferred issuance costs:

	March 29, 2014	December 28, 2013
Balance, beginning	$1,442,023	$1,024,294
Issuance costs - cash	48,218	800,910
Issuance costs – warrants	-	66,278
Issuance costs allocated to additional paid in capital	-	(102,670)
Amortization of issuance costs	(106,306)	(346,789)
Effect of foreign exchange	(50,040)	-
	$1,333,895	$1,442,023

Convertible Debentures

On September 20, 2012, the Company completed the offering of $10,051,262 (CAD$10,000,000) convertible debentures (the “September 2012 Debentures”). The September 2012 Debentures mature on September 30, 2017. The September 2012 Debentures bear interest at a rate of 10% per year, payable semi-annually on March 31 and September 30, starting March 31, 2013. As at March 29, 2014, accrued interest of $446,992 (CAD$493,151) (March 30, 2013 - $524,182 (CAD$523,972)) was included in accrued liabilities.

On February 26, 2013, the Company completed an offering of $4,943,643 (CAD$5,000,000) convertible debentures (the “February 2013 Debentures”). The February 2013 Debentures mature on September 30, 2017. The February 2013 Debentures bear interest at a rate of 10% per year, payable semi-annually on March 31 and September 30, starting September 30, 2013. As at March 29, 2014, accrued interest of $223,521 (CAD$246,575) was included in accrued liabilities. The Company paid a total of $427,049 (CAD$487,830) in cash issuance costs which have been recorded as deferred debt issuance costs.

Holders of the September 2012 Debentures and February 2013 Debentures have the option to convert the convertible debentures into shares of the Company’s common stock at a price of $2.85 (CAD$2.90) per common share at any time prior to the maturity date. The Company may redeem the September 2012 Debentures and the February 2013 Debentures after September 30, 2015 provided that the market price at the time of the redemption notice is not less than 125% of the conversion price. The conversion price is subject to standard anti-dilution provisions.

The September 2012 Debentures and February 2013 Debentures are secured by a Guaranty and Security Agreement signed with the Company’s wholly-owned subsidiary, Crailar Inc. (“CI”), a Nevada incorporated company. CI has provided a security interest over its assets, having an aggregate acquisition cost of no less than $5,500,000, as security for its guarantee obligation which shall rank in priority to all other indebtedness of CI.

The September 2012 Debentures and February 2013 Debentures do not contain a beneficial conversion feature, as the fair value of the Company’s common stock on the date of issuance was less than the conversion price. All proceeds from the debentures were recorded as a debt instrument.

On July 26, 2013, the Company closed a convertible debenture offering for gross proceeds of $3,363,606 (CAD$3,535,000) (the “July 2013 Debentures”). The July 2013 Debentures will mature on July 26, 2016 and will accrue interest at a rate of 10% per year, payable semi-annually on March 31 and September 30 commencing September 30, 2013. In the event the Company completes one or more equity financings between July 26, 2013 and July 26, 2016 with gross proceeds of at least an aggregate of $19.4 million (CAD$20.0 million), the Company must, subject to providing no less than 60 days prior notice to each holder of the July 2013 Debentures, redeem the July 2013 Debentures in whole at face value plus all accrued and unpaid interest thereon. As at March 29, 2014, accrued interest of $158,029 (CAD$174,329) was included in accrued liabilities. At the holder’s option, the debentures may be converted into common shares at any time up to the earlier of the maturity date and the business day immediately preceding the date specified by the Company for redemption of the debentures. The conversion price is CAD$1.25 per share.

In addition, in connection with the July 2013 Debentures, the Company issued 800 transferable common share purchase warrants (each, a “Warrant”) for each $904 (CAD$1,000) of principal amount, resulting in the issuance of an aggregate of 2,828,000 Warrants, with each Warrant entitling the holder thereof to purchase one additional common share (each, a “Warrant Share”) at an exercise price of $2.00 per Warrant Share until July 26, 2016. The Company determined the fair value of the Warrants to be $974,387 (CAD$1,003,910) using the Black-Scholes Option Pricing Model with the following assumptions: expected dividend yield – 0; expected stock price volatility – 56%; risk-free interest rate – 0.59%; expected life – 2.83 years.

The proceeds were allocated to the July 2013 Debentures and the Warrants based on their relative fair values and, accordingly, $2,295,309 (CAD$2,757,300) was allocated to the July 2013 Debentures and $754,829 (CAD$777,700) was allocated to the Warrants and recorded as a reduction in the July 2013 Debentures and an increase in additional paid-in capital.

The Company incurred a total of $440,139 in issuance and commission costs relating to the July 2013 Debentures. This included $373,861 in cash issuance costs and the fair value of warrants to purchase 192,360 common shares issued to a finder of $66,278. The warrants entitle the holder to purchase common shares for $1.25 per share for three years from the date of issuance. The fair value of the warrants was calculated using the Black-Scholes Option Pricing Model with the following assumptions: expected dividend yield – 0 ; expected stock price volatility – 56%; risk-free interest rate – 0.59%; expected life – 2.83 years. The allocation of the July 2013 Debentures issuance costs were based on the relative fair value of the July 2013 Debentures and the Warrants and, accordingly, $337,469 was allocated to deferred debt issuance costs and $102,670 was allocated to additional paid-in capital during the year ended December 28, 2013.

The July 2013 Debentures included a continuing security interest in certain of the Company’s assets pursuant to a Guaranty and Security Agreement. On December 17, 2013 the Guaranty and Security Agreement was amended to only provide a security interest in certain specific assets held by the Company which had an acquisition cost of $3,922,240. As consideration for the modification, the conversion price of the debentures was amended to $1.21 (CAD$1.25) per share. The Company determined the fair value of the additional debt discount to be $79,931 using the Black-Scholes Option Pricing Model with the following assumptions: expected dividend yield – 0 ; expected stock price volatility – 56%; risk-free interest rate – 0.59%; expected life – 2.42 years.

During the thirteen week period ended March 29, 2014, the Company recorded amortization of the July 2013 Debentures debt discount in the amount of $60,147, which was included in interest expense.

During the thirteen week period ended March 29, 2014, the Company recorded $101,576 (thirteen week period ended March 30, 2013 - $85,531) in interest expense for the amortization of deferred issuance costs.

IKEA Supply AG Loan

During the thirteen week period ended March 29, 2014, the Company received $2,197,153 (€ 1,597,000) pursuant to a loan agreement entered into with IKEA Supply AG (“IKEA”) with an effective date of November 29, 2013. The loan bears an interest rate of 1.9% per annum and is payable in monthly installments of $15,118 (€ 11,000) from December 20, 2014 through June 20, 2016 with the remainder due in full on June 25, 2016. IKEA agreed to loan the Company $3,028,300 (€ 2,190,000), leaving $831,147 (€ 593,000) as an unused credit facility. The loan is secured by assets purchased with the proceeds, as well as a portion of the secured assets used to secure the July 2013 Debentures. As at March 29, 2014, accrued interest of $8,255 (CAD$9,087) was included in accrued liabilities.

The Company incurred a total of $48,218 in issuance costs related to the IKEA loan. This included $37,079 in costs paid during the year ended December 28, 2013 and $11,140 paid during the thirteen week period ended March 29, 2014. During the thirteen week period ended March 29, 2014, the Company recorded $4,730 (thirteen week period ended March 30, 2013 - $nil) in accretion expense for the amortization of deferred issuance costs.

9.	Long term debt

Long term debt:

	December 28, 2013	December 31, 2012
Balance, beginning	$10,051,262	$-
Convertible debenture issued	8,307,249	10,051,262
Discount on debentures	(754,829)	-
Amendment of debentures – conversion price	(79,931)	-
Accretion expense	94,030	-
Effect of foreign exchange	(943,095)	-
Balance, ending	$16,674,686	$10,051,262

Deferred debt issuance costs:

	December 28, 2013	December 31, 2012
Balance, beginning	$1,024,294	$-
Issuance costs – cash	886,733	1,083,936
Issuance costs – warrants	66,278	-
Issuance costs allocated to additional paid in capital	(102,670)	-
Amortization of issuance costs	(346,789)	(59,642)
Effect of foreign exchange	(85,823)	-
	$1,442,023	$1,024,294

On September 20, 2012, the Company completed the offering of $10,051,262 (CAD$10,000,000) convertible debentures (the “2012 Notes”). The 2012 Notes mature on September 30, 2017. The 2012 Notes bear interest at a rate of 10% per year, payable semi-annually on March 31 and September 30, starting March 31, 2013. As at December 28, 2013, accrued interest of $264,143 (2012 - $277,513) (CAD$281,471) (2012 – CAD$277,397) was included in accrued liabilities. During the year ended December 31, 2012, the Company paid a total of $1,083,936 (CAD$1,019,069) in cash issuance costs which have been recorded as deferred debt issuance costs.

On February 26, 2013, the Company completed an offering of $4,943,643 (CAD$5,000,000) convertible debentures (the “2013 Notes”). The 2013 Notes mature on September 30, 2017. The 2013 Notes bear interest at a rate of 10% per year, payable semi-annually on March 31 and September 30, starting September 30, 2013. As at December 28, 2013, accrued interest of $114,412 (CAD$121,918) was included in accrued liabilities. The Company paid a total of $427,049 (CAD$487,830) in cash issuance costs which have been recorded as deferred debt issuance costs.

Holders of the 2012 Notes and 2013 Notes have the option to convert at a price of $2.85 (CAD$2.90) per common shares in the capital of the Company at any time prior to the maturity date. The Company may redeem the 2012 Notes and the 2013 Notes after September 30, 2015 provided that the market price at the time of the redemption notice is not less than 125% of the conversion price. The conversion rate is subject to standard anti-dilution provisions.

The 2012 Notes and 2013 Notes are secured by a Guaranty and Security Agreement signed with the Company’s wholly-owned subsidiary, Crailar Inc. (“CI”), a Nevada incorporated company. CI provides a security interest over its assets, having an aggregate acquisition cost of no less than $5,500,000, as security for its guarantee obligation which shall rank in priority to all other indebtedness of CI.

The 2012 Notes and 2013 Notes do not contain a beneficial conversion feature, as the fair value of the Company’s common stock on the date of issuance was less than the conversion price. All proceeds from the notes were recorded as a debt instrument.

On July 26, 2013, the Company closed a convertible debenture offering for gross proceeds of $3,363,606 (CAD$3,535,000) (the “2013A Notes”). The 2013A Notes will mature on July 26, 2016 and will accrue interest at a rate of 10% per year, payable semi-annually in arrears on March 31 and September 30 commencing September 30, 2013. As at December 28, 2013, accrued interest of $80,893 (CAD$86,200) was included in accrued liabilities. At the holder’s option, the debentures may be converted into common shares in the capital of the Company at any time up to the earlier of the maturity date and the business day immediately preceding the date specified by the Company for redemption of the debentures. The conversion price, will be CAD$1.25 per share.

In addition, the Company issued 800 transferable common share purchase warrants (each, a “Warrant”) for each CAD$1,000 of principal amount, resulting in an aggregate of 2,828,000 Warrants, with each Warrant entitling the holder thereof to purchase one additional Share (each, a “Warrant Share”) at an exercise price of $2.00 per Warrant Share until July 26, 2016. The Company determined the fair value of the warrants to be $974,387 (CAD$1,003,910) using the Black-Scholes Option Pricing Model with the following assumptions: Expected dividend yield – 0; expected stock price volatility – 56%; risk-free interest rate – 0.59%; expected life – 2.83 years.

The proceeds were allocated to the 2013A Notes and the Warrants based on their relative fair values and accordingly, $2,295,309 (CAD$2,757,300) was allocated to the 2103A Notes and $754,829 (CAD$777,700) was allocated to the Warrants and recorded as a reduction in the 2013A Notes and an increase in additional paid-in capital.

The Company incurred a total of $440,139 in issuance and commission costs relating to the 2013A Notes. This included $373,861 in cash issuance costs and the fair value of 192,360 broker’s warrants of $66,278. Each broker’s warrant entitles the holder to purchase one common share for $1.25 per share for three years from the date of issuance. The fair value of the brokers’ warrants was calculated using the Black-Scholes Option Pricing Model with the following assumptions: expected dividend yield – 0; expected stock price volatility – 56%; risk-free interest rate – 0.59%; expected life – 2.83 years. The allocation of the 2013A Note issuance costs were based on the relative fair value of the 2013A Notes and the Warrants accordingly, $337,469 was allocated to deferred debt issuance costs and $102,670 was allocated to additional paid-in capital.

The 2013A Notes included a continuing security interest in the Company’s assets. On December 17, 2013 the Guaranty and Security Agreement was amended to only include certain specific assets held by the Company which had an acquisition cost of $3,922,240. As consideration for the modification, the conversion price of the debentures was amended to $1.25 per warrant. The Company determined the fair value of the additional debt discount to be $79,931 using the Black-Scholes Option Pricing Model with the following assumptions: Expected dividend yield – 0; Expected stock price volatility – 56%; Risk-free interest rate – 0.59%; Expected life – 2.42 years.

During the year ending December 28, 2013 the Company recorded amortization of the 2013A Notes debt discount in the amount of $94,030 which was included in interest expense.

During the year ended December 28, 2013, the Company recorded $346,789 (2012: $59,642) in interest expense for the amortization of deferred issuance costs.